Schedule of Changes in Fair Value of Derivative Liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Jan. 31, 2025	Jan. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Beginning balance	$ 311,338	$ 2,547,458	$ 2,547,458	$ 172,393
Total gain	(46,495)	(851,032)	(4,109,195)	2,386,907
Settlements			(52,476)	(156,309)
Additions recognized as debt discount			67,352	146,368
Additions due to tainted warrants			1,858,199	(1,901)
Ending balance	264,843	1,696,426	311,338	2,547,458
Change in unrealized (gains) losses included in earnings relating to derivatives			(4,109,195)	2,386,907
Change in fair value of derivative liabilities included in earnings relating to derivatives	$ (46,495)	$ (851,032)	$ (4,109,195)	$ 2,386,907